Financial Instruments (Locations and Fair Values of Derivative Instruments) (Detail) - Derivatives not designated as hedging instruments - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Derivatives asset not designated as hedging instruments	¥ 16	¥ 474
Derivatives liabilities not designated as hedging instruments	2,420	80
Foreign exchange forward contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivatives asset not designated as hedging instruments	16
Foreign exchange forward contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	5	0
Foreign currency option contracts | Other assets
Derivatives, Fair Value [Line Items]
Derivatives asset not designated as hedging instruments		474
Foreign currency option contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	604
Foreign currency option contracts | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities not designated as hedging instruments	¥ 1,811	¥ 80